COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	3 Months Ended		12 Months Ended		102 Months Ended	105 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Commitments and Contingencies Disclosure [Line Items]
Leases Monthly Payments For First Twelve Months	$ 16,620		$ 16,620		$ 16,620	$ 16,620
Leases Monthly Payments For Second Twelve Months	17,285		17,285		17,285	17,285
Unrealated Party [Member]
Commitments and Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	49,860	26,940	154,536	61,782	216,318	266,178
Related party [Member]
Commitments and Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 13,662	$ 13,662	$ 54,648	$ 54,648	$ 323,334	$ 336,996